Certnas

1-38273

17010758

Nasdaq Stock Market

William Slattery, CPA
Vice President
Listing Qualifications

Received SEC
NOV - 2 2017
Washington, DC 20549

Electronic Mail Only

November 2nd, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 1st, 2017 The Nasdaq Stock Market (the "Exchange") received from ACM Research, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Class A common stock, $0.0001 par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery